Quarterly Holdings Report
for
Fidelity® Hedged Equity ETF
April 30, 2024
HED-NPRT1-0624
1.9911149.100
Common Stocks - 95.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,632	27,564
Verizon Communications, Inc.	715	28,235
		55,799
Entertainment - 1.8%
Electronic Arts, Inc.	234	29,676
Netflix, Inc. (a)	90	49,558
Playtika Holding Corp.	1,580	11,455
Roku, Inc. Class A (a)	51	2,941
Spotify Technology SA (a)	18	5,048
		98,678
Interactive Media & Services - 6.7%
Alphabet, Inc.:
Class A	725	118,016
Class C	657	108,168
Meta Platforms, Inc. Class A	324	139,375
		365,559
Media - 0.8%
Comcast Corp. Class A	1,152	43,903
TOTAL COMMUNICATION SERVICES		563,939
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 1.2%
Ford Motor Co.	2,520	30,618
Tesla, Inc. (a)	195	35,740
		66,358
Broadline Retail - 4.3%
Amazon.com, Inc. (a)	1,278	223,650
eBay, Inc.	225	11,597
		235,247
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc. (a)	13	41,075
Doordash, Inc. (a)	27	3,490
Draftkings Holdings, Inc. (a)	108	4,488
International Game Technology PLC	1,297	25,603
Light & Wonder, Inc. Class A (a)	27	2,410
McDonald's Corp.	157	42,867
MGM Resorts International (a)	225	8,874
Starbucks Corp.	144	12,743
Wendy's Co.	108	2,159
		143,709
Household Durables - 0.1%
Toll Brothers, Inc.	36	4,288
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (a)	55	6,684
Carvana Co. Class A (a)	84	6,965
The Home Depot, Inc.	198	66,176
TJX Companies, Inc.	13	1,223
Ulta Beauty, Inc. (a)	54	21,861
		102,909
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc. (a)	10	3,606
Tapestry, Inc.	243	9,701
		13,307
TOTAL CONSUMER DISCRETIONARY		565,818
CONSUMER STAPLES - 4.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	15	4,176
PepsiCo, Inc.	29	5,101
The Coca-Cola Co.	126	7,783
		17,060
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	36	26,024
Kroger Co.	324	17,943
Maplebear, Inc. (NASDAQ)	108	3,686
Walmart, Inc.	576	34,186
		81,839
Food Products - 0.5%
Archer Daniels Midland Co.	13	763
Conagra Brands, Inc.	105	3,232
General Mills, Inc.	325	22,900
		26,895
Household Products - 1.9%
Colgate-Palmolive Co.	414	38,055
Kimberly-Clark Corp.	103	14,063
Procter & Gamble Co.	326	53,203
		105,321
TOTAL CONSUMER STAPLES		231,115
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	90	14,514
ConocoPhillips Co.	356	44,721
Devon Energy Corp.	139	7,114
EOG Resources, Inc.	270	35,675
Exxon Mobil Corp.	549	64,930
Marathon Petroleum Corp.	109	19,807
Pioneer Natural Resources Co.	9	2,424
Texas Pacific Land Corp.	9	5,187
		194,372
FINANCIALS - 13.2%
Banks - 2.9%
Bank of America Corp.	1,606	59,438
JPMorgan Chase & Co.	505	96,829
Wells Fargo & Co.	20	1,186
		157,453
Capital Markets - 2.8%
Ameriprise Financial, Inc.	66	27,178
Bank of New York Mellon Corp.	273	15,422
Charles Schwab Corp.	400	29,580
CME Group, Inc.	100	20,964
Goldman Sachs Group, Inc.	79	33,710
NASDAQ, Inc.	99	5,925
Raymond James Financial, Inc.	124	15,128
Tradeweb Markets, Inc. Class A	54	5,492
		153,399
Consumer Finance - 0.8%
American Express Co.	187	43,764
Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	288	114,258
Enact Holdings, Inc.	279	8,295
MasterCard, Inc. Class A	162	73,094
PayPal Holdings, Inc. (a)	549	37,288
Visa, Inc. Class A	92	24,712
		257,647
Insurance - 2.0%
Allstate Corp.	36	6,122
Aon PLC	87	24,535
Hartford Financial Services Group, Inc.	57	5,523
Marsh & McLennan Companies, Inc.	99	19,744
Progressive Corp.	185	38,526
Selective Insurance Group, Inc.	9	915
The Travelers Companies, Inc.	45	9,547
Unum Group	24	1,217
		106,129
TOTAL FINANCIALS		718,392
HEALTH CARE - 11.2%
Biotechnology - 2.2%
AbbVie, Inc.	63	10,246
Alkermes PLC (a)	487	11,951
Biogen, Inc. (a)	126	27,067
Exelixis, Inc. (a)	378	8,868
Gilead Sciences, Inc.	549	35,795
Incyte Corp. (a)	513	26,702
		120,629
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	90	21,114
DexCom, Inc. (a)	8	1,019
Edwards Lifesciences Corp. (a)	72	6,096
GE Healthcare Technologies, Inc.	180	13,723
Hologic, Inc. (a)	333	25,231
IDEXX Laboratories, Inc. (a)	27	13,305
Lantheus Holdings, Inc. (a)	112	7,452
		87,940
Health Care Providers & Services - 2.5%
Centene Corp. (a)	283	20,676
CVS Health Corp.	108	7,313
Elevance Health, Inc.	82	43,344
Humana, Inc.	12	3,625
UnitedHealth Group, Inc.	125	60,463
		135,421
Life Sciences Tools & Services - 0.2%
Medpace Holdings, Inc. (a)	28	10,874
Thermo Fisher Scientific, Inc.	2	1,137
		12,011
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	531	23,332
Eli Lilly & Co.	63	49,209
Jazz Pharmaceuticals PLC (a)	114	12,626
Johnson & Johnson	396	57,258
Merck & Co., Inc.	522	67,453
Pfizer, Inc.	1,710	43,810
		253,688
TOTAL HEALTH CARE		609,689
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.1%
Lockheed Martin Corp.	90	41,844
Northrop Grumman Corp.	74	35,892
Textron, Inc.	327	27,661
The Boeing Co. (a)	40	6,714
		112,111
Building Products - 0.6%
Owens Corning	63	10,597
Trane Technologies PLC	63	19,992
		30,589
Commercial Services & Supplies - 1.2%
Cintas Corp.	54	35,550
Waste Management, Inc.	152	31,619
		67,169
Electrical Equipment - 1.7%
Acuity Brands, Inc.	36	8,939
AMETEK, Inc.	180	31,439
Eaton Corp. PLC	135	42,965
Emerson Electric Co.	75	8,084
		91,427
Ground Transportation - 2.4%
CSX Corp.	990	32,888
Norfolk Southern Corp.	99	22,802
Uber Technologies, Inc. (a)	448	29,689
Union Pacific Corp.	193	45,772
		131,151
Industrial Conglomerates - 0.3%
3M Co.	198	19,109
Machinery - 1.1%
Allison Transmission Holdings, Inc.	26	1,912
Caterpillar, Inc.	63	21,078
Deere & Co.	38	14,874
Illinois Tool Works, Inc.	34	8,300
PACCAR, Inc.	108	11,460
		57,624
Professional Services - 1.1%
CACI International, Inc. Class A (a)	50	20,112
Leidos Holdings, Inc.	81	11,358
SS&C Technologies Holdings, Inc.	432	26,736
		58,206
Trading Companies & Distributors - 0.0%
Applied Industrial Technologies, Inc.	7	1,283
TOTAL INDUSTRIALS		568,669
INFORMATION TECHNOLOGY - 26.8%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	125	15,096
Itron, Inc. (a)	198	18,240
		33,336
IT Services - 0.2%
Wix.com Ltd. (a)	92	10,936
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (a)	26	4,118
Applied Materials, Inc.	234	46,484
Broadcom, Inc.	68	88,418
Cirrus Logic, Inc. (a)	162	14,348
Intel Corp.	1,246	37,966
KLA Corp.	45	31,018
NVIDIA Corp.	345	298,087
Qualcomm, Inc.	297	49,257
		569,696
Software - 10.2%
Adobe, Inc. (a)	108	49,986
DocuSign, Inc. (a)	189	10,697
Dropbox, Inc. Class A (a)	900	20,844
Microsoft Corp.	850	330,925
Oracle Corp.	189	21,499
Pegasystems, Inc.	18	1,070
RingCentral, Inc. (a)	540	15,995
Salesforce, Inc.	198	53,250
Teradata Corp. (a)	721	26,749
Zoom Video Communications, Inc. Class A (a)	432	26,395
		557,410
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,673	284,962
Western Digital Corp. (a)	38	2,692
		287,654
TOTAL INFORMATION TECHNOLOGY		1,459,032
MATERIALS - 3.0%
Chemicals - 1.5%
Corteva, Inc.	234	12,666
Eastman Chemical Co.	105	9,916
Ecolab, Inc.	110	24,877
Linde PLC	54	23,812
Sherwin-Williams Co.	36	10,786
		82,057
Construction Materials - 0.6%
Vulcan Materials Co.	117	30,143
Metals & Mining - 0.9%
Nucor Corp.	180	30,335
Steel Dynamics, Inc.	153	19,908
		50,243
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	4	293
TOTAL MATERIALS		162,736
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Crown Castle, Inc.	324	30,385
Invitation Homes, Inc.	739	25,274
VICI Properties, Inc.	657	18,757
		74,416
UTILITIES - 1.0%
Electric Utilities - 0.8%
NextEra Energy, Inc.	607	40,651
Xcel Energy, Inc.	91	4,889
		45,540
Gas Utilities - 0.0%
UGI Corp.	32	818
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	450	8,055
Vistra Corp.	9	683
		8,738
TOTAL UTILITIES		55,096
TOTAL COMMON STOCKS (Cost $5,378,148)		5,203,274

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $88,171)	88,153	88,171

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares S&P 500 ETF (Cost $56,338)	108	54,480

Purchased Options - 1.5%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Mini Index	Chicago Board Options Exchange	34	1,712,138	493	05/17/24	9,010
S&P 500 Mini Index	Chicago Board Options Exchange	34	1,712,138	350	02/21/25	8,041
S&P 500 Mini Index	Chicago Board Options Exchange	34	1,712,138	350	03/21/25	9,078
S&P 500 Mini Index	Chicago Board Options Exchange	34	1,712,138	493	06/21/24	19,703
S&P 500 Mini Index	Chicago Board Options Exchange	34	1,712,138	493	07/19/24	25,653
S&P 500 Mini Index	Chicago Board Options Exchange	34	1,712,138	350	04/17/25	10,064

						81,549
TOTAL PURCHASED OPTIONS (Cost $77,928)						81,549

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,600,585)	5,427,474
NET OTHER ASSETS (LIABILITIES) - 0.2%	11,996
NET ASSETS - 100.0%	5,439,470

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	157,473	69,302	283	-	-	88,171	0.0%
Total	-	157,473	69,302	283	-	-	88,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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